INCOME TAX (Tables)	12 Months Ended
Mar. 31, 2013
INCOME TAX:
Deferred Tax Assets and Liabilities

	March 31, 2013	March 31, 2012
Net deferred tax assets - Non-current:

Expected income tax benefit from NOL carry-forwards	1,311,552	790,007

Less valuation allowance	(1,311,552)	(790,007)

Deferred tax assets, net of valuation allowance	$-	$-

Effective Income Tax Rate Reconciliation

	For the Fiscal Year Ended March 31, 2013	For the Period from April 11, 2011 (inception) through March 31, 2012

Federal statutory income tax rate	34.0%	34.0%

Change in valuation allowance on net operating loss carry-forwards	(34.0)	(34.0)

Effective income tax rate	0.0%	0.0%